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                    [Van Kampen Investments Inc. Letterhead]

                                                                         497(j)




                                                                February 4, 2009




Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Tax Free Trust -- Rule 497(j) Filing
        (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:


      Van Kampen Tax Free Trust filed via EDGAR on January 28, 2009 an electronically signed copy of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.


      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.


      Should the staff have any questions regarding the foregoing, please contact the undersigned at (630) 684-6301 or Charles B. Taylor at (312) 407-0863.



                                                Very truly yours,




                                                /s/ Elizabeth Nelson
                                                -------------------------
                                                Elizabeth Nelson
                                                Assistant Secretary